Provisions for liabilities and charges (Details) £ in Millions	6 Months Ended
Jun. 30, 2019 GBP (£)
Disclosure of other provisions [line items]
Provisions at beginning of the period	£ 3,547
Adjustment on implementation of IFRS 16	(97)
Exchange and other adjustments	32
Provisions applied	(1,608)
Charge for the year	984
Provisions at end of the period	2,858
Other provisions	3,547
Provision for credit commitments
Disclosure of other provisions [line items]
Provisions at beginning of the period	193
Exchange and other adjustments	(1)
Charge for the year	(19)
Provisions at end of the period	173
Other provisions	193
Payment Protection Insurance Provision
Disclosure of other provisions [line items]
Provisions at beginning of the period	1,524
Exchange and other adjustments	32
Provisions applied	(992)
Charge for the year	650
Provisions at end of the period	1,214
Other provisions	1,524
Other Provisions for Legal Actions and Regulatory Matters
Disclosure of other provisions [line items]
Provisions at beginning of the period	861
Provisions applied	(412)
Charge for the year	143
Provisions at end of the period	592
Other provisions	861
Miscellaneous other provisions
Disclosure of other provisions [line items]
Provisions at beginning of the period	969
Adjustment on implementation of IFRS 16	(97)
Exchange and other adjustments	1
Provisions applied	(204)
Charge for the year	210
Provisions at end of the period	879
Other provisions	£ 969